Derivative Financial Instrument - Not Designated as Hedging Instrument - Net Effect on the Consolidated Statements of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Loss on derivative financial instruments	$ 3,148	$ 0	$ 0
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Loss on derivative financial instruments	(500)
Interest Rate Swap | Net Realized and Unrealized Loss Recognized on Statement of Comprehensive Income Location
Derivative Instruments, Gain (Loss) [Line Items]
Loss on derivative financial instruments	$ 3,148